LIABILITIES IN RESPECT OF IIA GRANTS (Tables)	12 Months Ended
Dec. 31, 2017
Liabilities In Respect Of Iia Grants Schedule Of Israeli Innovation Authority Grants Details
Schedule of Israeli Innovation Authority Grants

	Year ended December 31,
	2016	2017

Balance as of January 1	7,303	6,888
Grants received	929	401
Royalties	(46)	(81)
Amounts carried to Profit or Loss	(1,298)	229

Balance as of Decmber 31	6,888	7,437

Current maturities	(49)	(57)

Long term liabilities in respect of IIA grants	6,839	7,380